Reporting Entity	12 Months Ended
Mar. 31, 2021
General Information About Financial Statements [Abstract]
Reporting Entity	Reporting EntityTakeda Pharmaceutical Company Limited (the “Company”) is a public company incorporated in Japan. The Company and its subsidiaries (collectively, “Takeda”) is a global, values-based, R&D-driven biopharmaceutical company with an innovative portfolio, engaged primarily in the research, development, production and global commercialization of pharmaceutical products. Our intent is to translate science into highly innovative life transforming medicines. Takeda has grown both organically and through acquisitions, completing a series of major transactions that have resulted in growth in our areas of therapeutic, geographic and pipeline focus. Takeda’s principal pharmaceutical products include medicines in the following key business areas: gastroenterology (“GI”), rare diseases, Plasma-Derived Therapies (“PDT”), oncology, and neuroscience.